Insurance business - Schedule of insurance service result (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Total insurance revenue
Insurance revenue	£ 1,650	£ 1,558	£ 1,450
Total insurance service expense
Total insurance service expense	(1,339)	(1,176)	(1,238)
Net (expense) income from reinsurance contracts held	(23)	(9)	11
Insurance service result	288	373	223
Life
Total insurance revenue
Contractual service margin recognised for services provided	216	169	160
Change in risk adjustments for non-financial risk for risk expired	27	54	30
Expected incurred claims and other insurance services expenses	977	952	955
Charges to funds in respect of policyholder tax and other	68	67	20
Insurance revenue, amounts relating to changes in liability for remaining coverage	1,288	1,242	1,165
Recovery of insurance acquisition cash flows	56	47	40
Insurance revenue	1,344	1,289	1,205
Total insurance service expense
Incurred claims and other directly attributable expenses	(961)	(931)	(966)
Changes that relate to past service: adjustment to liabilities for incurred claims	3	1	(1)
Changes that relate to future service: losses and reversal of losses on onerous contracts	(46)	84	(26)
Amortisation of insurance acquisition cash flows	(56)	(48)	(40)
Net impairment loss on insurance acquisition assets	(8)	(7)	0
Total insurance service expense	(1,068)	(901)	(1,033)
Non-life
Total insurance revenue
Insurance revenue	306	269	245
Total insurance service expense
Total insurance service expense	£ (271)	£ (275)	£ (205)